Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

24.         Subsequent events

On April 14, 2025, an involuntary petition for relief under Chapter 11 of Title 11 of the United States Bankruptcy Code was filed against Xinyuan Real Estate Co., Ltd. (the “Company”) in the United States Bankruptcy Court for the Southern District of New York. As of April 21, 2025, the Company has reached settlement agreement with all of the petitioning creditors (the “Parties”) in connection with the involuntary petition filed on April 14, under which the Parties have agreed to jointly request the court to suspend further proceedings for at least 14 days, and upon meeting the conditions in the settlement agreement, the petitioning creditors will promptly dismiss the Chapter 11 case against the Company. The Company will fullfill the conditions in the settlement agreement.